Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes [Abstract]
China income tax rate	25.00%	25.00%
IPO costs	7.70%	0.00%
PRC - non-deductible expense	(1.70%)	0.00%
Cayman - non-deductible expense	(9.60%)	0.00%
Effective tax rate	21.40%	25.00%